Financial Instruments - Summary Of Contingent Consideration (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Contingent Consideration [Abstract]
Balance at the beginning of the year		₨ (1,864)	₨ (429)
(Addition)/Reversals	[1]		169
(Addition)/Reversals	[1]	(49)
Addition through Business combination (Refer to Note 7)		0	(1,537)
Payouts		648	0
Finance expense recognized in consolidated statement of income		(195)	(47)
Translation adjustment		(174)	(20)
Balance at the end of the year		₨ (1,634)	₨ (1,864)

[1]	Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.